UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Kavilco Incorporated

Schedule of Investments

For period ended September 30, 2008 (unaudited)

	Principal amount/shares	Market Value
INVESTMENTS IN SECURITIES - 85.9%
Corporate obligations - 74.8%
Communications - 14.2%
Walt Disney Co., 5.800%, due October 28, 2008	290,000	$290,242
Verizon NE Inc., 6.500%, due September 15, 2011	1,000,000	991,370
Comcast Corp., 10.625%, due July 15, 2012	1,338,000	1,455,106
AT&T, 5.100%, due September 15, 2014	1,250,000	1,197,020
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	1,521,596
Chemical Industry - 3.7%
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,426,248
Consumer, cyclical - 11.1%

Wal-Mart Stores, 6.875%, due August 10, 2009	1,000,000	1,027,065

Dayton Hudson, 8.600%, due January 15, 2012	100,000	109,109
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	920,874
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,199,513
Target Corp., 5.875%, due July 15, 2016	1,000,000	983,281
Consumer, Non-cyclical - 7.5%

Clorox Company, 6.125%, due February 1, 2011	1,000,000	1,019,205
Yum! Brands Inc., 8.875%, due April 15, 2011	1,000,000	1,077,473
Coca Cola Enterprises, 8.500%, due February 1, 2012	700,000	774,940

Energy - 10.7%
Smith International Inc., 6.750%, due February 15, 2011	500,000	524,408

Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,222,191
XTO Energy Inc., 6.250%, August 1, 2017	1,000,000	943,575

Transocean Sedco Forex Inc., 7.375%, due April 15, 2018	1,350,000	1,401,619

Financial - 5.2%

Merrill Lynch, 6.375%, due October 15, 2008	1,000,000	998,786
Bear Stearns, 7.625%, due December 7, 2009	1,000,000	1,009,864
Industrial - 8.0%
CSX Corp., 5.500%, due August 1, 2013	964,000	913,810
TYCO Intl Group, 6.000%, due November 15, 2013	1,245,000	1,219,963

Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	929,334

Technology - 5.0%
Xerox Corporation, 5.500%, due May 15, 2012	2,000,000	1,906,880
Utilities - 9.4%

American Electric Power, 5.375%, due March 15, 2010	1,475,000	1,483,953
Dominion Resources, 5.000%, due March 15, 2013	1,000,000	964,210
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,135,077

Total Corporate Obligations (cost $29,672,699)		28,646,712

Common Stock - 0.52%
Computer Software & Services - 0.25%
Microsoft Corp.	3,640	97,152
Exchange Traded Funds - 0.27%
UltraShort Basic Materials ProShares	580	30,885
UltraShort FTSE Xinhua China 25 ProShares	250	23,500
UltraShort MSCI Emerging Markets ProShares	200	19,410
UltraShort Semiconductors ProShares	300	28,164

Total common stock (cost $130,184)		199,111

Short-term investments - 10.6%
Federated Prime Obligation Fund #10
Total short-term investments (cost $4,058,515)	4,058,515	4,058,515

Total investments in securities (identified cost $33,861,398)		$32,904,338

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the third fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: November 20, 2008